THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%

	Shares	Value
COMMUNICATION SERVICES — 20.8%
Alphabet, Cl A *	658	$1,501,681
Charter Communications, Cl A *	3,555	1,523,282
Cogent Communications Holdings	21,000	1,228,500
Comcast, Cl A	36,627	1,456,289
Shaw Communications, Cl B	64,115	1,909,345
T-Mobile US *	16,140	1,987,480
Warner Bros Discovery *	49,433	897,209

		10,503,786

CONSUMER DISCRECTIONARY — 3.3%
Amazon.com *	662	1,645,487

ELECTRIC UTILITIES — 13.9%
Constellation Energy	12,587	745,276
Entergy	18,758	2,229,388
Exelon	37,716	1,764,355
NextEra Energy	32,233	2,289,188

		7,028,207

INDUSTRIALS — 12.8%
Canadian Pacific Railway	24,947	1,826,619
GXO Logistics *	23,910	1,415,233
Rockwell Automation	4,244	1,072,331
Union Pacific	9,024	2,114,233

		6,428,416

MATERIALS — 4.0%
Linde	6,529	2,036,787

MULTI-UTILITIES — 17.6%
Alliant Energy	40,424	2,377,335
Ameren	21,948	2,038,969
CMS Energy	33,502	2,301,252
Xcel Energy	29,491	2,160,511

		8,878,067

REAL ESTATE — 23.5%
Crown Castle International REIT	10,378	1,922,109
Equinix REIT	3,087	2,219,800
Prologis REIT	15,295	2,451,636
Rexford Industrial Realty REIT	30,647	2,391,692
SBA Communications REIT, Cl A	8,185	2,841,095

		11,826,332

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND April 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
WATER UTILITIES — 3.9%
American Water Works	12,711	$1,958,511

TOTAL COMMON STOCK (Cost $41,358,715)		50,305,593

SHORT-TERM INVESTMENT (A) — 0.2%

SEI Daily Income Trust Treasury II Fund, Cl F, 0.240% (Cost $96,262)	96,262	96,262

TOTAL INVESTMENTS— 100.0% (Cost $41,454,977)		$50,401,855

Percentages are based on Net Assets of $50,413,361.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2022.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

WHR-QH-001-3600

2